32. Income tax and social contribution (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax and social contribution - current
Income tax for the year		R$ (684,099)	R$ (155,521)	R$ (253,120)
Social contribution for the year		(232,671)	(58,905)	(92,502)
Tax incentive - SUDENE/SUDAM	[1]	164,442	156,594	146,454
Current income tax		(752,328)	(57,832)	(199,168)
Deferred income tax and social contribution
Deferred income tax		453,127	(625,516)	651,632
Deferred social contribution		144,722	(225,186)	217,501
Deferred income tax		597,849	(850,702)	869,133
Provision for contingencies of income tax and social contribution		(9,671)	(5,406)	(5,054)
Deferred income tax, net of tax		588,178	(856,108)	864,079
Income tax and social contribution		R$ (164,150)	R$ (913,940)	R$ 664,911

[1]	As mentioned in note 24 c.3, in order for investment grants not to be computed in taxable income, they must be recorded as a tax incentive reserve, which can only be used to absorb losses or be incorporated into the capital. TIM S.A. has tax benefits that fall under these rules.